Share-Based Compensation (Unvested Restricted Stock Award Activity) (Detail)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Balance, beginning of year	512,112	539,195	550,518
Granted	176,669	139,509	122,123
Forfeited	(13,164)	(35,823)	(8,933)
Earned and issued	(137,415)	(130,769)	(124,513)
Balance, end of year	538,202	512,112	539,195